Cover	May 16, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 16, 2023
Entity Registrant Name	Harbor Custom Development, Inc.
Entity Incorporation, State or Country Code	WA
Entity File Number	001-39266
Entity Tax Identification Number	46-4827436
Entity Address, Address Line One	1201 Pacific Avenue
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Tacoma
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98402
City Area Code	253
Local Phone Number	649-0636
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001784567
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	HCDI
Security Exchange Name	NASDAQ
8.0% Series A Cumulative Convertible Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	8.0 % Series A Cumulative Convertible Preferred Stock
Trading Symbol	HCDIP
Security Exchange Name	NASDAQ
Warrant
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	HCDIW
Security Exchange Name	NASDAQ
Warrant One
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	HCDIZ
Security Exchange Name	NASDAQ